UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EDMP, Inc.
Address: 18534 N. Dale Mabry Hwy
         Lutz, FL  33548

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President/Co-Founder
Phone:     813-960-9600

Signature, Place, and Date of Signing:

     /s/ Julie C. Carnevale     Lutz, FL/USA     November 03, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $174,808 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     4479    85735 SH       Sole                    26980        0    58755
AFLAC INC                      COM              001055102     6246   120782 SH       Sole                    32780        0    88002
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     6243   117060 SH       Sole                    43530        0    73530
AMERICAN WTR WKS CO INC NEW    COM              030420103      207     8900 SH       Sole                     7210        0     1690
APPLE INC                      COM              037833100     6309    22236 SH       Sole                     7217        0    15019
AUTOMATIC DATA PROCESSING IN   COM              053015103      258     6140 SH       Sole                     4820        0     1320
BEST BUY INC                   COM              086516101     6765   165685 SH       Sole                    61950        0   103735
CLOROX CO DEL                  COM              189054109      252     3780 SH       Sole                     2765        0     1015
COACH INC                      COM              189754104     5100   118722 SH       Sole                    40222        0    78500
COCA COLA CO                   COM              191216100      243     4150 SH       Sole                     3190        0      960
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     6414    99491 SH       Sole                    32846        0    66645
DANAHER CORP DEL               COM              235851102     4239   104378 SH       Sole                    28896        0    75482
DIAMOND OFFSHORE DRILLING IN   COM              25271c102      687    10135 SH       Sole                     1380        0     8755
EBAY INC                       COM              278642103     5620   230318 SH       Sole                    76173        0   154145
EXXON MOBIL CORP               COM              30231g102      899    14545 SH       Sole                        0        0    14545
FISERV INC                     COM              337738108     6703   124542 SH       Sole                    44602        0    79940
GAMESTOP CORP NEW              CL A             36467w109     6406   325017 SH       Sole                   121822        0   203195
GENUINE PARTS CO               COM              372460105      227     5100 SH       Sole                     3865        0     1235
GOOGLE INC                     CL A             38259p508     6577    12509 SH       Sole                     4453        0     8056
HEWLETT PACKARD CO             COM              428236103     5080   120740 SH       Sole                    46280        0    74460
HUDSON CITY BANCORP            COM              443683107     6057   494055 SH       Sole                   160885        0   333170
ITT EDUCATIONAL SERVICES INC   COM              45068B109     4234    60255 SH       Sole                    21050        0    39205
JOHNSON & JOHNSON              COM              478160104     5849    94402 SH       Sole                    29927        0    64475
KIMBERLY CLARK CORP            COM              494368103      268     4116 SH       Sole                     3291        0      825
KOHLS CORP                     COM              500255104     5812   110321 SH       Sole                    37594        0    72727
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     5734    79340 SH       Sole                    26250        0    53090
LIVEPERSON INC                 COM              538146101      114    13590 SH       Sole                    10475        0     3115
MANITOWOC INC                  COM              563571108     6361   525247 SH       Sole                   178054        0   347193
MCDONALDS CORP                 COM              580135101      289     3885 SH       Sole                     3115        0      770
MEDCO HEALTH SOLUTIONS INC     COM              58405u102     5958   114445 SH       Sole                    34590        0    79855
MEDTRONIC INC                  COM              585055106     4837   144055 SH       Sole                    58865        0    85190
MONSANTO CO NEW                COM              61166W101     1596    33305 SH       Sole                        0        0    33305
NATIONAL OILWELL VARCO INC     COM              637071101     1759    39548 SH       Sole                      831        0    38717
NEXTERA ENERGY INC             COM              65339f101      260     4785 SH       Sole                     3780        0     1005
NIKE INC                       CL B             654106103     4602    57428 SH       Sole                    19198        0    38230
ORACLE CORP                    COM              68389X105     4918   183175 SH       Sole                    59975        0   123200
PEPSICO INC                    COM              713448108     2122    31940 SH       Sole                     1000        0    30940
PROCTER & GAMBLE CO            COM              742718109     4299    71693 SH       Sole                    19843        0    51850
RESEARCH IN MOTION LTD         COM              760975102     2654    54513 SH       Sole                    16373        0    38140
SCHWAB CHARLES CORP NEW        COM              808513105      743    53435 SH       Sole                        0        0    53435
STRYKER CORP                   COM              863667101     3162    63181 SH       Sole                    20770        0    42411
SYSCO CORP                     COM              871829107     1472    51625 SH       Sole                     7770        0    43855
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     6363   120627 SH       Sole                    45615        0    75012
UNITED TECHNOLOGIES CORP       COM              913017109     5608    78731 SH       Sole                    30013        0    48718
V F CORP                       COM              918204108      217     2675 SH       Sole                     2495        0      180
WALGREEN CO                    COM              931422109     6104   182210 SH       Sole                    73100        0   109110
WEATHERFORD INTERNATIONAL LT   REG              h27013103     4462   260939 SH       Sole                    84088        0   176851